Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Licensing fees	$ 353,735	$ 353,735	$ 353,735
Expenses
Research and development	1,149,170	819,403	2,196,364
General and administrative	1,505,873	884,704	1,084,212
Loss before other items	(2,301,308)	(1,350,372)	(2,926,841)
Other items:
Accretion and dividends on preference shares	(141,350)	(68,486)	(33,289)
Accretion on CEBA loan	(5,528)	0	0
Accretion on put liability	(219,236)	(176,085)	(141,427)
Accretion on royalty payable	(732,069)	0	0
Foreign exchange loss	(45,741)	(8,605)	(9,997)
Gain on debt settlement	31,137	800	107,395
Government grant income	2,819	22,105	0
Loss on re-measurement of derivative liability	(662,108)	0	0
Interest income	69	358	0
Net and comprehensive loss	$ (4,073,315)	$ (1,580,285)	$ (3,004,159)
Basic and diluted loss per share	$ (0.13)	$ (0.06)	$ (0.12)
Weighted average shares outstanding	32,486,770	26,961,067	24,107,122